SCHEDULE OF CHANGES IN LIABILITY OF ROYALTIES (Details) - Israel innovation authority [member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Royalty	$ 2,202	₪ 7,029	₪ 7,227	₪ 7,106
Payments to the IIA	(124)	(397)	(108)	(297)
Proceeds from the IIA	539	1,718		492
Financial expenses	389	1,241	(90)	(74)
Royalty	$ 3,006	₪ 9,591	₪ 7,029	₪ 7,227